UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2003

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 6, 2003

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 54
Form 13 F Information Table Value Total: 146,204

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco LTD                       CONV             453258ah8       18    18000 PRN      SOLE                    18000
Agilent Technologies Inc       COM              00846U101     4571   206753 SH       SOLE                   206753
Amgen Inc                      COM              031162100      229     3546 SH       SOLE                     3546
Archstone-Smith Trust          COM              039583109     1985    75250 SH       SOLE                    75250
BP Amoco PLC - Spons ADR       COM              055622104     1221    29007 SH       SOLE                    29007
Bristol-Myers Squibb Co        COM              110122108      461    17982 SH       SOLE                    17982
CVS Corp                       COM              126650100      387    12450 SH       SOLE                    12450
ChevronTexaco Corp             COM              166764100     3508    49100 SH       SOLE                    49100
Comcast Corp-Class A           COM              20030N101     4169   135254 SH       SOLE                   135254
Computer Sciences Corp         COM              205363104     3825   101800 SH       SOLE                   101800
ConocoPhillips                 COM              20825C104     3522    64321 SH       SOLE                    64321
DNP Select Income Fund Inc.    COM              23325P104      648    61350 SH       SOLE                    61350
Darden Restaurants Inc         COM              237194105     2104   110750 SH       SOLE                   110750
Delta-Omega Technologies       COM              247782303        0    10000 SH       SOLE                    10000
DuPont E I de Nemours & Co     COM              263534109      653    16310 SH       SOLE                    16310
Duke-Weeks Realty Corp         COM              264411505      637    21800 SH       SOLE                    21800
Emerson Electric Co            COM              291011104      221     4200 SH       SOLE                     4200
Exxon Mobil Corporation        COM              30231G102      967    26415 SH       SOLE                    26415
Fleet Boston Financial Corp    COM              339030108      769    25495 SH       SOLE                    25495
General Electric Co            COM              369604103     2861    95990 SH       SOLE                    95990
Genuine Parts Co               COM              372460105     5010   156650 SH       SOLE                   156650
Genzyme Corp - Genl Division   COM              372917104      255     5500 SH       SOLE                     5500
HRPT Properties Trust          COM              40426W101     3928   429750 SH       SOLE                   429750
Hewlett Packard Co             COM              428236103    22723  1173696 SH       SOLE                  1173696
Home Depot, Inc                COM              437076102      325    10217 SH       SOLE                    10217
Hospitality Properties Trust   COM              44106M102      253     7200 SH       SOLE                     7200
Intel Corp                     COM              458140100     1952    70918 SH       SOLE                    70918
International Business Machine COM              459200101      362     4093 SH       SOLE                     4093
Johnson & Johnson              COM              478160104      959    19370 SH       SOLE                    19370
KeySpan Corporation            COM              49337w100     6578   187515 SH       SOLE                   187515
Laboratory Corp of America Hol COM              50540R409      647    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      140    14040 SH       SOLE                    14040
Lincare Holdings               COM              532791100     5400   147510 SH       SOLE                   147510
Merck & Co                     COM              589331107      813    16070 SH       SOLE                    16070
NASDAQ-100 Index Tracking Stoc COM              631100104     4138   127650 SH       SOLE                   127650
NSTAR                          COM              67019E107     6052   127406 SH       SOLE                   127406
New Plan Excel Realty Trust    COM              648053106     6193   265806 SH       SOLE                   265806
Newmont Mining Corp            COM              651639106     7453   190650 SH       SOLE                   190650
Northrop Grumman Corp          COM              666807102     4157    48210 SH       SOLE                    48210
Petroleum & Resources Corp     COM              716549100     1286    60356 SH       SOLE                    60356
Pfizer Inc                     COM              717081103     4268   140494 SH       SOLE                   140494
Proterion Corp                 COM              74370Y102      404   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     7569   180205 SH       SOLE                   180205
SBC Communications Inc         COM              78387G103      266    11935 SH       SOLE                    11935
Schering-Plough                COM              806605101      163    10700 SH       SOLE                    10700
Schwab (Charles) Corp          COM              808513105     3117   261700 SH       SOLE                   261700
Sovereign Bancorp Inc          COM              845905108     8379   451700 SH       SOLE                   451700
Staples Inc                    COM              855030102      238    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104       94    28544 SH       SOLE                    28544
Supervalu Inc                  COM              868536103     4705   197200 SH       SOLE                   197200
Techne Corp                    COM              878377100      318    10000 SH       SOLE                    10000
Union Pacific Corp             COM              907818108     4127    70950 SH       SOLE                    70950
Verena Minerals Holdings Inc   COM              922931100        5    42000 SH       SOLE                    42000
Wyeth                          COM              983024100      415     9000 SH       SOLE                     9000
Xcel Energy Inc.               COM              98389B100      756    48877 SH       SOLE                    48877